Related parties - Transactions with key management personnel narrative (Details)										12 Months Ended
	Nov. 22, 2023	Nov. 22, 2023 shares	Nov. 22, 2023 T	Apr. 01, 2023 installment	Apr. 01, 2023 shares installment	Apr. 01, 2023 T installment	Apr. 01, 2022 shares installment	Apr. 01, 2021 shares installment	Apr. 01, 2020 shares installment	Dec. 31, 2025	Dec. 31, 2023 shares	Dec. 31, 2023 T
Euronav NV | CMB
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	49.05%
Long term incentive plan 2020 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period									3 years	3 years
Number of installments | installment									3
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)									144,392
Number of options vested (in shares)											88,127
Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Number of installments | installment								3
Long term incentive plan 2021 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period								3 years		3 years
Long term incentive plan 2021 | Key management personnel of entity or parent | Restricted stock units
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)								193,387
Number of options vested (in shares)		52,585			14,530		64,414				131,529
Long term incentive plan 2022 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period							3 years			3 years
Number of installments | installment							3
Long term incentive plan 2022 | Key management personnel of entity or parent | Restricted stock units
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)							163,022
Number of options vested (in shares)		98,527	98,527		12,203	12,203					110,730	110,730
Long term incentive plan 2023 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period				3 years						3 years
Number of installments | installment				3	3	3
Long term incentive plan 2023 | Key management personnel of entity or parent | Restricted stock units
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)					120,079						120,079